IMPAIRMENT OF NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
IMPAIRMENT OF LONG-TERM ASSETS [Abstract]
IMPAIRMENT OF NON-CURRENT ASSETS

9.	IMPAIRMENT OF NON-CURRENT ASSETS

Vessels

The following table presents the market values and carrying values of seven of our vessels that we have determined to have market values that are less than their carrying values as of December 31, 2017. However, based on the estimated future undiscounted cash flows of these vessels, which are significantly greater than the respective carrying values, no impairment was recognized.

(in thousands of $)

Vessel	2017 Market value(1)	2017 Carrying value	Deficit
Golar Arctic	84,300	137,600	53,300
Golar Bear	187,300	189,400	2,100
Golar Frost	187,800	193,600	5,800
Golar Ice	190,000	198,000	8,000
Golar Kelvin	189,800	191,400	1,600
Golar Snow	189,500	197,700	8,200
Golar Viking	88,500	116,400	27,900

(1) Market values are determined using reference to average broker values provided by independent brokers. Broker values are considered an estimate of the market value for the purpose of determining whether an impairment trigger exists. Broker values are commonly used and accepted by our lenders in relation to determining compliance with relevant covenants in applicable credit facilities for the purpose of assessing security quality.

Since vessel values can be volatile, our estimates of market value may not be indicative of either the current or future prices we could obtain if we sold any of the vessels. In addition, the determination of estimated market values may involve considerable judgment, given the illiquidity of the second-hand markets for these types of vessels.

Long-lived assets

The following table presents the impairment charge recognized in relation to equipment included in "Other non-current assets", acquired due to uncertainty of the future usage of this equipment:

(in thousands of $)	2017	2016	2015
Impairment charge	—	1,706	1,957